New Covenant Balanced Income Fund (Prospectus Summary) | New Covenant Balanced Income Fund
new covenant balanced income fund
Investment Objective
The BALANCED INCOME FUND's investment objective is to produce current income and long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the BALANCED INCOME FUND.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	New Covenant Balanced Income Fund
Maximum Sales Load Imposed on Purchases	none
Maximum Deferred Sales Load	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New Covenant Balanced Income Fund
Management Fees		none
Other Expenses		0.34%
Acquired Fund Fees and Expenses ("AFFE")	[1]	0.78%
Total Annual Fund Operating Expenses	[2]	1.12%
[1]	The Total Annual Fund Operating Expenses for the BALANCED INCOME FUND do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the BALANCED INCOME FUND and does not include AFFE. AFFE are those expenses incurred indirectly by the BALANCED INCOME FUND as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the BALANCED INCOME FUND, these expenses include the expenses of the underlying funds in which it invests, i.e., the GROWTH FUND and the INCOME FUND.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the BALANCED INCOME FUND.

Example
This Example is intended to help you compare the cost of investing in the
BALANCED INCOME FUND with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the BALANCED INCOME FUND's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the above assumptions, your costs for the BALANCED INCOME FUND would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
New Covenant Balanced Income Fund	114	356	617	1,363

Portfolio Turnover
The BALANCED INCOME FUND pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the
BALANCED INCOME FUND's performance. During the most recent fiscal year, the
BALANCED INCOME FUND's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
To pursue its objective, the BALANCED INCOME FUND invests primarily in shares of the GROWTH FUND and the INCOME FUND, with a majority of its assets generally invested in shares of the INCOME FUND.

Between 50% and 75% of the BALANCED INCOME FUND's net assets (with a "neutral"
position of approximately 65%) are invested in shares of the INCOME FUND, with the balance of its net assets invested in shares of the GROWTH FUND.

The BALANCED INCOME FUND will periodically rebalance its investments in the
GROWTH FUND and the INCOME FUND, within the limits described above. In implementing this rebalancing strategy, past and anticipated future performance of both the GROWTH FUND and the INCOME FUND are taken into account. The allocation of investments made in the GROWTH FUND and the INCOME FUND varies in response to market conditions, investment outlooks, and risk/reward characteristics of equity and fixed-income securities. Because the BALANCED
INCOME FUND is a fund-of-funds, you will indirectly bear your proportionate share of any fees and expenses charged by the GROWTH FUND and the INCOME FUND.

The INCOME FUND invests in corporate bonds. The INCOME FUND also invests in securities issued or guaranteed by the U.S. Government or one of its agencies and instrumentalities, such as the Government National Mortgage Association, which are supported by the full faith and credit of the U.S. Government, and the
FNMA and the FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury. The INCOME FUND may also invest, to a lesser extent, in bonds of international corporations or foreign governments. In addition, the
INCOME FUND invests in mortgage-backed and asset-backed securities. The INCOME
FUND may also invest up to 20% of its net assets in commercial paper and up to
40% of its net assets in fixed-income securities of foreign issuers in any country including developed or emerging markets. The remainder of the INCOME
FUND's assets may be held in cash or cash equivalents.

At least 65% of the INCOME FUND's net assets will be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, and the INCOME FUND will attempt to maintain an overall credit quality rating of AA or higher. The INCOME FUND may invest in unrated equivalents that may be considered to be investment grade. The INCOME FUND may invest up to 20% of its net assets in bonds that are rated below investment grade (junk bonds).

The GROWTH FUND invests in common stocks and other equity securities of companies of all sizes, domestic and foreign. The GROWTH FUND generally invests in larger companies, although it may purchase securities of companies of any size, including small companies. Up to 40% of the GROWTH FUND's net assets may be invested in securities of foreign issuers in any country, including developed or emerging markets. Foreign securities are selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions.

On occasion, up to 20% of the GROWTH FUND's net assets may be invested in bonds that are rated within the four highest credit rating categories assigned by independent rating agencies, or in unrated equivalents that may be considered by a Sub-Adviser to be investment grade, or in commercial paper within the two highest rating categories of independent rating agencies. The remainder of the
GROWTH FUND's assets may be held in cash or cash equivalents.

The GROWTH FUND and the INCOME FUND, in which the BALANCED INCOME FUND invests, make investment decisions consistent with social-witness principles approved by the General Assembly of the Presbyterian Church (U.S.A.). The GROWTH FUND and
the INCOME FUND do not invest in those companies that are prohibited for investment in accordance with the policies that are set by the General Assembly of the Presbyterian Church (U.S.A.) as brought forth by the Mission
Responsibility Through Investment Committee Guidelines. The GROWTH FUND and the
INCOME FUND also do not invest in certain other companies that have derived 25%
or more of the company's revenue from alcohol, gambling and tobacco, and do not invest in certain companies in the weapons industry. The remainder of the
BALANCED INCOME FUND's assets may be held in cash or cash equivalents.
Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the
BALANCED INCOME FUND. The following principal risks could affect the value of your investment:

- Interest Rate Risk -- The market value of bonds generally declines when interest rates rise. This risk is greater for bonds with longer maturities.

- Call Risk -- Call risk exists when an issuer may exercise its rights to pay principal on a bond earlier than scheduled. This typically results when interest rates have declined, and the INCOME FUND will suffer from having to reinvest in lower-yielding bonds.

- Credit Risk -- An issuer of a fixed-income security may default on a security by failing to make interest or principal payments when due.

- Prepayment Risk -- Prepayment risk relates to mortgages being prepaid at a rate different than projected. The INCOME FUND may then be forced to invest the proceeds from prepaid mortgage-backed securities at lower prevailing rates when interest rates are falling, or prevented from investing at higher rates if prepayments are slow when interest rates are rising.

- Extension Risk -- The INCOME FUND's investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the INCOME
  FUND may exhibit additional volatility.

- Social-Witness Principles Risk -- The GROWTH FUND and the INCOME FUND may
  choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles. This means that the BALANCED INCOME FUND may underperform other similar mutual funds that do not consider social-witness principles in their investing.

- Foreign Securities Risk -- The performance of the GROWTH FUND's and the
  INCOME FUND's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

- Emerging Markets Risk -- Emerging-market countries may have less developed legal structures and political systems, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries.

- Stock Market Risk -- Prices of securities held by the GROWTH FUND and the
  INCOME FUND may fall due to various conditions or circumstances that may be unpredictable. The stock market may, from time to time, become subject to significant volatility which can increase the risks associated with an investment in the BALANCED INCOME FUND.

- Small Company Risk -- Smaller companies in which the GROWTH FUND invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. The prices of small company stocks tend to rise and fall in value more than other stocks.

- Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government in which the GROWTH FUND and the INCOME FUND may invest are backed by the full faith and credit of the
  U.S. Government, but others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S.
  Treasury, by the credit of the issuing agency, instrumentality or corporation, or by the U.S. Government in some other way.

- Rebalancing Risk -- Rebalancing activities, while undertaken to maintain the
  BALANCED INCOME FUND's investment risk-to-reward ratio, may cause the BALANCED
  INCOME FUND to underperform other funds with similar investment objectives.

- Below-Investment Grade Securities Risk -- Below-investment grade securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal, and, therefore, have a higher risk of default or bankruptcy.
  The market values of these securities may be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, lower-rated securities tend to be less marketable, and therefore less liquid, than higher-rated securities.

- Mortgage and Asset-Backed Securities Risk -- The prices and yields of mortgage-
  related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The INCOME FUND would then have to reinvest the money at a lower rate.
  Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. Asset-backed securities may also not have the benefit of any security interest in the related assets.
  In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

The BALANCED INCOME FUND may be appropriate for investors who prefer a balanced investment program that allocates assets between growth and income portfolios, with an emphasis on income; prefer that half or more of the portfolio be income-producing securities; can tolerate performance that will vary from year to year; and have a longer-term investment horizon.
Performance
The following performance information provides some indication of the risks of investing in the BALANCED INCOME FUND. The bar chart shows changes in the
BALANCED INCOME FUND's performance from year to year. The table shows how the
BALANCED INCOME FUND's average annual returns for 1-, 5- and 10-year periods compare with those of broad measures of market performance. The BALANCED
INCOME FUND'S past performance, before and after taxes, is not necessarily an indication of how the BALANCED INCOME FUND will perform in the future. Updated performance information is available on the BALANCED INCOME FUND's website at
www.NewCovenantFunds.com or by calling the BALANCED INCOME FUND toll-free at
877-835-4531.
Annual Total Returns - Calendar Year	[1]

During the ten-year period ending December 31, 2010: Best Quarter 2nd Quarter, 2009 9.08% Worst Quarter 4th Quarter, 2008 -11.54%
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
New Covenant Balanced Income Fund	Return Before Taxes	9.02%	2.11%	3.16%
New Covenant Balanced Income Fund After Taxes on Distributions	Return After Taxes on Distributions	8.31%	1.13%	1.99%
New Covenant Balanced Income Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.90%	1.23%	2.03%
New Covenant Balanced Income Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
New Covenant Balanced Income Fund Barclays Capital Intermediate Aggregate Bond Index	Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.15%	5.81%	5.66%
New Covenant Balanced Income Fund Blended 35% S&P 500®/65% Barclays Capital Intermediate Aggregate Bond Index	Blended 35% S&P 500®/65% Barclays Capital Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	9.68%	4.94%	4.50%

The BALANCED INCOME FUND's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their BALANCED
INCOME FUND shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The year-to-date total return for the BALANCED INCOME FUND as of September 30, 2011 was -2.23%.